Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2019 and 2018:

(in thousands)	Estimated useful life (in years)	2019	2018
Land	—	$17,684	$17,938
Buildings and improvements	5-40	341,032	322,751
Machinery and equipment	3-10	292,294	306,750
Computer software	3-7	301,604	277,006
Furniture and office equipment	3-10	102,901	109,770
Construction in progress	—	98,858	80,874
		1,154,373	1,115,089
Less: Accumulated depreciation and amortization		(699,130)	(603,430)
Property, plant and equipment, net		$455,243	$511,659

Amortization of assets acquired under capital lease obligations is included within accumulated depreciation and amortization above for the years ended December 31, 2019 and 2018, respectively.
We recorded asset impairment charges as follows below for the years ended December 31, 2019 and 2018.

	Year ended
	December 31,
(in thousands)	2019	2018
Machinery and equipment	$9,177	$—
Computer software	44,649	2,911
Furniture and office equipment	4,030	—
Construction in progress	41,870	4,979
Total impairment in property, plant and equipment	$99,726	$7,890

During the year ended December 31, 2019, $98.5 million of impairments were related to the 2019 Restructuring program discussed in Note 6 "Restructuring" while the remaining $1.2 million were related to other identified impairments during the year. In 2018, we recorded asset impairment charges of $7.9 million of internal-use software of which $1.6 million related to the 2017 Restructuring program discussed in Note 6 "Restructuring" and $6.3 million related to strategic shifts in our business. No impairments to property, plant and equipment were recognized during the year ended December 31, 2017.
For the years ended December 31, 2019, 2018 and 2017 depreciation and amortization expense totaled $86.0 million, $87.9 million and $82.5 million, respectively. For the years ended December 31, 2019, 2018 and 2017 amortization related to computer software to be sold, leased or marketed totaled $18.3 million, $17.2 million and $13.9 million, respectively. Impairment charges related to computer software to be sold, leased or marketed are included in computer software and construction in progress in the table above and totaled $65.9 million for the year ended December 31, 2019. As of December 31, 2019 and 2018, the unamortized balance of computer software to be sold, leased or marketed was $36.6 million and $100.5 million, respectively.
Repairs and maintenance expense was $10.7 million, $12.1 million and $12.7 million in 2019, 2018 and 2017, respectively. For the year ended December 31, 2019 and 2018, construction in progress primarily includes amounts related to ongoing software development projects. For the years ended December 31, 2019, 2018 and 2017, interest capitalized in connection with construction projects was not significant.